FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

OCTOBER 28, 2013

VIA EDGAR TRANSMISSION

Office of Disclosure and Review
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Forum Funds (the "Registrant"): DF Dent Small Cap Growth Fund (the "Fund") (File Nos. 811-03023 and 002-67052)

To whom it may concern:

On August 15, 2013, Forum Funds (the "Registrant") filed Post-Effective Amendment No. 422 ("PEA 422") to its Registration Statement on Form N-1A with the U.S. Securities and Exchange Commission (the "SEC") to reflect an initial prospectus and statement of additional information (together, the "Offering Documents") for a proposed new series of Registrant, the DF Dent Small Cap Growth Fund (the "Fund") (accession number 0001435109-13-000375).

Following below is a summary of the comments you provided via telephone on Friday, September 27, 2013, regarding PEA 422 and Registrant's responses to those comments. Defined terms used below have the same meanings as in the Fund's Offering Documents in PEA 422. The changes to the Fund's Offering Documents as described below have been included in PEA No. 431 filed concurrently herewith, pursuant to Rule 485(b) of Regulation C under the Securities Act of 1933.

Registrant acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in its registration statement; (2) Staff comments or changes to disclosure in response to Staff comments in the registration statement reviewed by the Staff do not foreclose the SEC from taking any action with respect to its registration statement; (3) Staff action in declaring the registration statement effective does not relieve Registrant from its full responsibility for the adequacy and the accuracy of the disclosure in its registration statement and (4) it may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

PROSPECTUS

Comment 1: We note that the Fund intends, as part of its principal investment strategies, to invest in ETFs. The Fee Table, however, does not include a line item for Acquired Fund Fees and Expenses ("AFFE"). Please confirm that, notwithstanding the Fund's investment in ETFs, AFFE will not exceed 0.01%, or include a separate line item in the Fee Table for AFFE.

Response: Although the Fund intends to invest in ETFs, its AFFE will not exceed 0.01% of the Fund's total operating expenses.

Comment 2: Please state whether the Fund has adopted a Distribution and/or Service (12b-1) Plan. If so, please revise the Distribution and/or Service (12b-1) Fee line item in the Fee Table to 0.00% and add a footnote to the Fee Table stating that the Board has adopted a resolution not to implement a 12b-1 Fee at the present time.

U.S. Securities and Exchange Commission
October 28, 2013

Response: Registrant confirms that no Distribution and/or Service (12b-1) Fee plan has been adopted for the Fund.

Comment 3: In the Expense Example, please confirm that the 3 Years costs in the "Expense Example" reflects the expiration of the fee waiver after October 31, 2016. If not, please revise the Expense Example accordingly.

Response: Registrant confirms that the 3 Years costs in the Expense Example includes the fee waiver expiring after October 31, 2016.

Comment 4: Please confirm that that the Adviser will not recoup fees waived pursuant to the Expense Limitation Agreement or revise the disclosure accordingly.

Response: Registrant confirms that the Adviser will not recoup any if its waived fees.

Comment 5: Please delete the last sentence from the "Portfolio Turnover" paragraph on page 2 of the Prospectus as it is inconsistent with the requirements of Item 3 of Form N-1A.

Response: Registrant has revised the disclosure consistent with the staff's comment.

Comment 6: Confirm all principal investment strategies and risks are included as required by Item 4 of Form N-1A or revise the disclosure accordingly.

Response: Registrant confirms that all principal investment strategies and risks are included as required by Item 4 of Form N-1A.

Comment 7: Please state whether the Fund will invest up to 20% in any security types outside of the Fund's investment policy, and if so, please revise the Principal Investment Strategies and Risks sections accordingly.

Response: Registrant confirms that the Fund will not invest up to 20% in any security type other than those currently listed in the principal investment strategies as required by Item 4.

Comment 8: Please consider replacing the open ended term "including" in the Item 4 and Item 9 disclosure relating to principal investment strategies which states "...including common stocks, preferred stocks, real estate investment trusts..." with "consisting of common stocks, preferred stocks, real estate investment trusts..."

Response: Registrant has revised the disclosure consistent with the staff's comment.

Comment 9: In Item 4, please specify the types of equity securities that the Fund will invest in and summarize the risks of those types of equity securities.

Response: Registrant believes the Fund's Item 4 disclosure identifies the types of equity securities in which the Fund may invest. Registrant respectfully declines to revise the Equity Risk in its Item 4 disclosure, however, to address each of these types of securities specifically. As required by Form N-1A, the Item 4 risk disclosure summarizes the risk related to the Fund's investments the various types of equity securities in which it may invest. Registrant believes that this disclosure is sufficiently general so as to apply to all of the types of equity securities in which the Fund may invest and is appropriate Item 4 disclosure. More extensive

U.S. Securities and Exchange Commission
October 28, 2013

disclosure on each of the various types of equity securities in which the Fund may invest is included in the Fund's Item 9 risk disclosure and in the SAI.

Comment 10: We note that risks associated with investment in a "Registered Investment Company" are included within the Principal Investment Risks section. Please include reference to registered investment companies within the Principal Investment Strategies or amend the risk disclosure as appropriate.

Response: Registrant has revised the risk disclosure consistent with the staff's comment.

Comment 11: Please revise disclosure under Item 9 to include the provision stating that the Fund will not change its investment policy of investing at least 80% of its net asses in companies suggested by the Fund's name without providing shareholders with at least 60 days notice.

Response: Registrant has revised the disclosure consistent with the Staff's comment.

Comment 12: With respect to the statement in the "General Information" section that "the Fund may, only in the case of an emergency, calculate its NAV and accept and process shareholder orders when the NYSE is closed," please specify the circumstances in which this may occur and explain how the Fund may accept and process shareholder orders under such circumstances in compliance with Rule 22c-1 of the 1940 Act.

Response: Registrant notes that many mutual funds, including other series of Registrant, began to include such disclosure in their prospectuses following the tragic events of September 11, 2001. No series of Registrant has had to rely on this disclosure yet. Registrant, nonetheless, plans to include this disclosure to provide a basis for Fund transactions in the case of extraordinary circumstances. Registrant asserts that the disclosure on its face does not present a compliance issue under Rule 22c-1 as Rule 22c-1(b) provides that the Fund will compute its net asset value per share at the specific time or times during the day determined by the Fund's board with the exception of, among other things, those days listed in the prospectus.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Comment 13: Please provide a supplemental confirmation that all non-principal investment strategies and risks are included in the SAI per Item 16 of Form N-1A.

Response: Registrant confirms that all non-principal investment strategies and risks of the Fund are included in the Fund's SAI per Item 16 of Form N-1A.

Comment 14: Please distinguish in the SAI which discussions relate to principal investment strategies and risks versus non-principal investment strategies and risks.

Response: The first page of the SAI directs shareholders to the Fund's Prospectus for a discussion of the Fund's principal investment strategies and risks. Registrant accordingly respectfully declines the Staff's comment.

Comment 15: Please provide a supplemental confirmation that all principal investment strategies and risks in the SAI are included in the prospectus per Items 4 and 9 of Form N-1A.

Response: Registrant confirms that all principal investment strategies and risks in the SAI are included in the prospectus per Items 4 and 9 of Form N-1A.

U.S. Securities and Exchange Commission
October 28, 2013

Comment 16: Please confirm that the Fund's derivatives disclosure is consistent with the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, Division of Investment Management, to Karrie McMillan, General Counsel, Investment Company Institute, dated July 30, 2010 ("ICI" Letter").

Response: Registrant confirms that the Fund's derivatives disclosure complies with the ICI Letter.

Comment 17: Please confirm that the Fund does not intend to engage in total return swaps or revise the disclosure accordingly.

Response: Registrant currently does not intend to engage in total return swaps.

Comment 18: Please confirm that the Fund does not intend to enter into reverse repurchase agreements or revise the disclosure accordingly.

Response: Registrant currently does not intend to enter into reverse repurchase agreements.

Comment 18: In the section entitled "Concentration" please revise the parenthetical to reflect the staff's position that 25% or more of a fund's total assets in the stocks of a single industry or group of industries is considered concentrated.

Response: Registrant respectfully declines to revise the Fund's fundamental policy with respect to concentration because the existing disclosure is consistent with Instruction 4 to Item 9(b)(1), which was adopted by the Commission and states that a policy to concentrate means "investing more than 25% of a Fund's net assets in a particular industry or group of industries."

Comment 19: The Fund's fundamental investment limitation regarding "Making Loans" implies that the Fund may engage in securities lending. If accurate, please revise the Fund's operating policies to include a policy on securities lending and, as part of the policy, state the maximum percentage of Fund assets that may be used in the securities lending program and what which entity would hold the voting rights of any security that the Fund may lend.

Response: Consistent with the staff's comment, Registrant has included an operating policy for the Fund, stating that the Fund currently does not intend to engage in securities lending.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 347-2075.

Kind regards,
/s/ David Faherty
David Faherty

cc: Stacy L. Fuller, Esq.
       K&L Gates LLP